Revenue - Summary of Information About Trade Receivables, Contract Assets, and Deferred Revenue (Detail) - USD ($) $ in Millions		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Receivables from contracts with customers [abstract]
Trade receivables	[1]	$ 309	$ 515
Contract assets		336	334	$ 290
Deferred revenue		$ (1,569)	$ (1,564)	$ (1,506)

[1]	Including cost reimbursements of $26m (2019: $67m).